Summary of Significant Accounting and Reporting Policies (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash	$ 0		$ 0	$ 0
Impairment of goodwill
Impairment of intangible assets
Research and development cost	$ 179,000	$ 168,000	$ 1,226,000	$ 1,080,000